Trade Accounts Receivable - Disclosure of Credit Risk Exposure - Corporate Customers [Member] (Detail) - Trade receivables [member] - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Financial assets	S/ 1,167,121	S/ 1,044,521	S/ 906,634
Current (not past due) [member]
Disclosure of credit risk exposure [line items]
Financial assets	468,493	451,002	449,923
1 - 90 days past due [member]
Disclosure of credit risk exposure [line items]
Financial assets	275,933	262,668	255,084
91 - 180 days past due [member]
Disclosure of credit risk exposure [line items]
Financial assets	117,199	134,614	59,812
181 - 360 days past due [member]
Disclosure of credit risk exposure [line items]
Financial assets	120,982	98,258	74,764
More than 360 days past due [member]
Disclosure of credit risk exposure [line items]
Financial assets	184,514	97,979	67,051
Corporate [Member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	1,108,234	995,539	870,704
Corporate [Member] | Loss allowance [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 102,922	S/ 62,798	S/ 31,723
Corporate [Member] | Current (not past due) [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.49%	0.26%	0.13%
Corporate [Member] | Current (not past due) [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 452,713	S/ 418,626	S/ 439,258
Corporate [Member] | Current (not past due) [member] | Loss allowance [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 2,199	S/ 1,103	S/ 573
Corporate [Member] | 1 - 90 days past due [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	2.46%	0.67%	0.57%
Corporate [Member] | 1 - 90 days past due [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 263,586	S/ 267,552	S/ 251,240
Corporate [Member] | 1 - 90 days past due [member] | Loss allowance [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 6,473	S/ 1,782	S/ 1,420
Corporate [Member] | 91 - 180 days past due [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	9.04%	13.76%	4.67%
Corporate [Member] | 91 - 180 days past due [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 112,881	S/ 134,059	S/ 58,196
Corporate [Member] | 91 - 180 days past due [member] | Loss allowance [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 10,202	S/ 18,448	S/ 2,717
Corporate [Member] | 181 - 360 days past due [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	14.70%	10.47%	10.64%
Corporate [Member] | 181 - 360 days past due [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 115,410	S/ 95,155	S/ 71,527
Corporate [Member] | 181 - 360 days past due [member] | Loss allowance [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 16,962	S/ 9,966	S/ 7,613
Corporate [Member] | More than 360 days past due [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	41.00%	39.30%	38.43%
Corporate [Member] | More than 360 days past due [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 163,644	S/ 80,147	S/ 50,483
Corporate [Member] | More than 360 days past due [member] | Loss allowance [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 67,086	S/ 31,499	S/ 19,400